Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Ordinary Share
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary shares:

	For the Three Months Ended March 31,
	2023		2022
	Class A	Class B	Class A	Class B
Numerator:
Allocation of net income	$187,314	$194,790	$2,815,584	$703,896
Denominator:
Weighted average ordinary shares outstanding, basic and diluted	9,015,160	9,375,000	37,500,000	9,375,000
Basic and diluted net income per ordinary share	$0.02	$0.02	$0.08	$0.08

The table below presents a reconciliation of the numerator and deno
m
inator used to compute basic and diluted net income per share for each class of ordinary shares:

	For the Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Numerator:
Allocation of net income - basic	$10,526,458	$2,631,614	$1,303,686	$335,374
Allocation of net income - diluted	$10,526,458	$2,631,614	$1,303,149	$335,911
Denominator:
Weighted average ordinary shares outstanding, basic	37,500,000	9,375,000	36,369,863	9,356,164
Weighted average ordinary shares outstanding, diluted	37,500,000	9,375,000	36,369,863	9,375,000
Basic net income per ordinary share	$0.28	$0.28	$0.04	$0.04
Diluted net income per ordinary share	$0.28	$0.28	$0.04	$0.04